Acquisition of North Penn Bancorp, Inc. (Tables)	12 Months Ended
Dec. 31, 2013
Acquisition of North Penn Bancorp, Inc. [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

Total purchase price		$25,396

Net Assets Acquired:
Cash	$15,192
Securities available for sale	12,671
Restricted investments	985
Loans	118,336
Accrued interest receivable	566
Premises & equipment, net	2,931
Core deposit intangible	895
Deferred tax assets	2,715
Other assets	5,403
Time deposits	(51,936)
Deposits other than time deposits	(83,498)
Borrowings	(7,776)
Accrued interest payable	(203)
Other liabilities	(600)
		15,681
Goodwill resulting from North Penn Merger		$9,715